Credit risks and concentration (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Internet Search Company [Member]
Concentration Risk [Line Items]
Percentage of total	13.00%	45.00%